Income Taxes - Additional information (Details) R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Income Taxes
Percentage owned in holding company to avail withholding tax of five percent		25.00%	25.00%
Effective income tax rate reconciliation state and local income taxes		15.00%	15.00%
Withholding tax percentage applicable to foreign investors as non resident enterprises	10.00%
Description of withholding tax rate on dividend		Genesis, the Company’s wholly-owned subsidiary and the direct holder of the equity interests in the Company’s subsidiaries in China, is incorporated in Hong Kong. According to the Mainland China and Hong Kong Taxation Arrangement, dividends paid by a foreign-invested enterprise in China to its direct holding company in Hong Kong would be subject to withholding tax at a rate of 10% if Genesis could not obtain the Hong Kong tax resident certificate from the Hong Kong Inland Revenue Department. If Genesis obtains the Hong Kong tax resident certificate, owns directly at least 25% of the shares of the foreign invested enterprise and is qualified as the beneficial owner, it could benefit from a lower rate of 5%.	Genesis, the Company’s wholly-owned subsidiary and the direct holder of the equity interests in the Company’s subsidiaries in China, is incorporated in Hong Kong. According to the Mainland China and Hong Kong Taxation Arrangement, dividends paid by a foreign-invested enterprise in China to its direct holding company in Hong Kong would be subject to withholding tax at a rate of 10% if Genesis could not obtain the Hong Kong tax resident certificate from the Hong Kong Inland Revenue Department. If Genesis obtains the Hong Kong tax resident certificate, owns directly at least 25% of the shares of the foreign invested enterprise and is qualified as the beneficial owner, it could benefit from a lower rate of 5%.
Increase In income tax expense benefit percentage		25.00%	25.00%
Undistributed earnings, basic		$ 316,900		$ 331,700
Tax provision on retained earning not reinvested		31,700		33,200
Income tax expenses		$ 11,576		$ 5,892	$ 5,137
Tax rate		21.00%	21.00%	21.00%	21.00%	21.00%	35.00%
Effective income tax rate reconciliation, transition tax, amount							$ 35,600
One-time transition tax							$ 35,100
True-up adjustment						$ 500
CAAS Brazils Imports and Trade In Automotive Part Ltd
Income Taxes
Effective income tax rate reconciliation state and local income taxes		24.00%	24.00%
Effective income tax rate reconciliation foreign income tax rate differential		10.00%	10.00%
Additional tax payable subject to residential status		$ 50	R$ 240
Income tax expenses		$ 4,400		$ 1,300	$ 2,200
Hong Kong Enterprise
Income Taxes
Effective income tax rate reconciliation state and local income taxes		16.50%	16.50%
Genesis Subsidiaries Company
Income Taxes
Deferred tax liabilities		$ 3,900		3,900
Undistributed earnings, basic		$ 38,600		$ 38,800
Chuguanjie
Income Taxes
Effective income tax rate reconciliation foreign income tax rate differential					15.00%
Henglong KYB
Income Taxes
Effective income tax rate reconciliation state and local income taxes		15.00%	15.00%
Changchun Hualong Automotive Technology Co., Ltd., "Changchun Hualong"
Income Taxes
Effective income tax rate reconciliation state and local income taxes		25.00%	25.00%
Wuhan Jielong Electric Power Steering Co., Ltd And Hyoseong (Wuhan) Motion Mechatronics System Co., Ltd
Income Taxes
Effective income tax rate reconciliation state and local income taxes		15.00%	15.00%